Investments OTTI Credit Losses Recognized in Earnings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 500,000
Ending balance	500,000	$ 500,000
Fixed maturities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		11,500,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	$ 0	400,000
Reductions for securities sold/matured		(11,200,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows		(200,000)
Ending balance		$ 500,000